Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	May 25, 2014	May 26, 2013
Current assets:
Cash and cash equivalents	$ 98.3	$ 88.2
Receivables, net	83.8	85.4
Inventories	196.8	356.9
Prepaid income taxes	10.9	6.4
Prepaid expenses and other current assets	72.3	83.4
Deferred income taxes	124.0	144.6
Assets held for sale	1,390.3	0
Total current assets	1,976.4	764.9
Land, buildings and equipment, net	3,381.0	4,391.1
Goodwill	872.5	908.3
Trademarks	574.6	573.8
Other assets	296.2	298.8
Total assets	7,100.7	6,936.9
Current liabilities:
Accounts payable	233.1	296.5
Short-term debt	207.6	164.5
Accrued payroll	125.7	150.5
Accrued income taxes	0	16.5
Other accrued taxes	64.5	67.6
Unearned revenues	299.7	270.5
Current portion of long-term debt	15.0	0
Other current liabilities	457.4	450.3
Liabilities associated with assets held for sale	215.5	0
Total current liabilities	1,618.5	1,416.4
Long-term debt, less current portion	2,481.4	2,496.2
Deferred income taxes	286.1	356.4
Deferred rent	206.2	230.5
Obligations under capital leases, net of current installments	52.0	52.5
Other liabilities	299.6	325.4
Total liabilities	4,943.8	4,877.4
Stockholders’ equity:
Common stock and surplus, no par value. Authorized 500.0 shares; issued 133.6 and 131.6 shares, respectively; outstanding 132.3 and 130.3 shares, respectively	1,302.2	1,207.6
Preferred stock, no par value. Authorized 25.0 shares; none issued and outstanding	0	0
Retained earnings	995.8	998.9
Treasury stock, 1.3 and 1.3 shares, at cost, respectively	(7.8)	(8.1)
Accumulated other comprehensive income (loss)	(128.1)	(132.8)
Unearned compensation	(5.2)	(6.1)
Total stockholders’ equity	2,156.9	2,059.5
Total liabilities and stockholders’ equity	$ 7,100.7	$ 6,936.9